Financial Risk Management - Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fixed Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 272,013	$ 68,706
Financial liabilities	(4,421,351)	(3,162,548)
Total	(4,148,867)	(3,088,779)
Fixed Interest Rate [member] | Interest Rate Swap Contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate swaps	471	5,063
Floating Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	5,685	14,798
Financial liabilities	(925,430)	(845,031)
Total	$ (919,745)	$ (830,233)